Offerings - Offering: 1	May 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	19,730,742
Proposed Maximum Offering Price per Unit	7.365
Maximum Aggregate Offering Price	$ 145,316,914.83
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,068.27
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of Common Stock as reported on the Nasdaq Capital Market on May 7, 2026, a date within five business days prior to the filing of this registration statement.